Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Gaucho Group Holdings, Inc.
Entity Central Index Key	0001559998
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true